Guaranteed Benefit Features (Tables)	12 Months Ended
Dec. 31, 2013
Insurance [Abstract]
Schedule of Assumptions and Methodology Used to Determine Additional Reserves
The following assumptions and methodologies were used to determine the guaranteed reserves for retail variable annuity contracts at December 31, 2013 and 2012:

Area	Assumptions/Basis for Assumptions
Data used	Based on 1,000 investment performance scenarios.

Mean investment performance
GMDB: The mean investment performance varies by fund group. In general, the Company groups all separate account returns into 6 fund groups, and generate stochastic returns for each of these fund groups. The overall blended mean separate account return is 8.1%. The general account fixed portion is a small percentage of the overall total.

GMIB: the overall blended mean is 8.1% based on a single fund group
GMAB/GMWB/GMWBL: Zero rate curve

Volatility	GMDB: 15.8% for 2013 and 2012
GMIB: 15.8% for 2013 and 2012
GMAB/GMWB/GMWBL: Implied volatilities through the first 5 years and then a blend of implied and historical thereafter.

Mortality	Depending on the type of benefit and gender, the Company uses the Annuity 2000 basic table with mortality improvement through 2013, further adjusted for company experience.

Lapse rates	Vary by contract type, share class, time remaining in the surrender charge period and in-the-moneyness.

Discount rates	GMDB/GMIB: 5.5% for 2013 and 2012.
GMAB/GMWB/GMWBL: Zero rate curve plus adjustment for nonperformance risk.

Schedule of Minimum Guaranteed Benefit Liabilities
Variable annuity contracts containing guaranteed minimum death and living benefits expose the Company to equity risk. With a decline in the equity markets, the Company has exposure to increasing claims due to the guaranteed minimum benefits. On the other hand, with an increase in the equity markets, the Company's exposure to risks associated with the guaranteed minimum benefits generally decreases. In order to mitigate the risk associated with guaranteed death and living benefits, the Company enters into reinsurance agreements and derivative positions on various public market indices chosen to closely replicate contract owner variable fund returns.

The calculation of the GMDB, GMIB, GMAB, GMWB, and GMWBL liabilities assumes dynamic surrenders and dynamic utilization of the guaranteed living benefit feature.

The liabilities for UL and VUL contracts, as well as variable annuity contracts containing guaranteed minimum death and living benefits, are recorded in separate account liabilities as follows as of December 31, 2013 and 2012. The separate account liabilities may include more than one type of guarantee. These liabilities are subject to the requirements for additional reserve liabilities under ASC Topic 944, which are recorded on the Consolidated Balance Sheets in Future policy benefits and Contract owner account balances. The paid and incurred amounts were as follows for the years ended December 31, 2013, 2012 and 2011:

	Variable Life and Universal Life	GMDB	GMAB/ GMWB	GMIB	GMWBL	Stabilizer and MCGs(1)
Separate account liability at December 31, 2013	$563.1	$44,239.7	$940.6	$15,894.1	$16,516.8	$36,858.1
Separate account liability at December 31, 2012	$517.4	$41,932.5	$1,027.3	$14,881.3	$15,587.8	$34,150.7
Additional liability balance:
Balance at January 1, 2011	$1,230.5	$378.4	$85.5	$769.3	$414.8	$3.0
Incurred guaranteed benefits	589.6	258.7	44.8	586.3	1,729.2	218.0
Paid guaranteed benefits	(312.9)	(106.8)	(2.1)	(65.4)	—	—
Balance at December 31, 2011	1,507.2	530.3	128.2	1,290.2	2,144.0	221.0
Incurred guaranteed benefits	512.6	89.2	(42.7)	(5.4)	(193.5)	(119.0)
Paid guaranteed benefits	(348.6)	(118.8)	(0.6)	(38.7)	—	—
Balance at December 31, 2012	1,671.2	500.7	84.9	1,246.1	1,950.5	102.0
Incurred guaranteed benefits	442.5	(59.5)	(52.7)	(144.6)	(1,073.3)	(102.0)
Paid guaranteed benefits	(369.2)	(90.5)	(0.5)	(32.1)	—	—
Balance at December 31, 2013	$1,744.5	$350.7	$31.7	$1,069.4	$877.2	$—
(1) The Separate account liability at December 31, 2013 and 2012 includes $28.7 billion and $25.9 billion, respectively, of externally managed assets, which are not reported on the Company's Consolidated Balance Sheets.

Schedule of Net Amount of Risk by Product and Guarantee
The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit for UL and VUL contracts were as follows as of December 31, 2013 and 2012:

	2013		2012
	Secondary Guarantees	Paid-up Guarantees	Secondary Guarantees	Paid-up Guarantees
Universal and Variable Life Contracts:
Account value (general and separate account)	$3,307.6	$—	$3,232.6	$—
Net amount at risk, net of reinsurance	$17,039.6	$—	$17,885.6	$—
Weighted average attained age	60	0	59	0

The separate account values, net amount at risk, net of reinsurance, and the weighted average attained age of contract owners by type of minimum guaranteed benefit for retail variable annuity contracts were as follows as of December 31, 2013 and 2012:

	2013
	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
Annuity Contracts:
Minimum Return or Contract Value
Separate account value	$44,239.7	$940.6	$15,894.1	$16,516.8
Net amount at risk, net of reinsurance	$5,074.2	$20.4	$1,681.8	$452.3
Weighted average attained age	70	70	62	66

	2012
	In the Event of Death	At Annuitization, Maturity, or Withdrawal
	GMDB	GMAB/GMWB	GMIB	GMWBL
Annuity Contracts:
Minimum Return or Contract Value
Separate account value	$41,932.5	$1,027.3	$14,881.3	$15,587.8
Net amount at risk, net of reinsurance	$7,029.1	$42.4	$3,576.0	$1,702.5
Weighted average attained age	69	69	61	65

Schedule of Fair Value of Separate Accounts by Major Category of Investment
Account balances of contracts with guarantees invested in variable separate accounts were as follows as of December 31, 2013 and 2012:

	2013	2012
Equity securities (including mutual funds):
Equity funds	$34,084.4	$31,287.0
Bond funds	5,186.4	6,058.4
Balanced funds	5,438.2	4,794.7
Money market funds	812.3	948.9
Other	141.2	140.8
Total	$45,662.5	$43,229.8

In addition, the aggregate fair value of fixed income securities supporting separate accounts with Stabilizer benefits as of December 31, 2013 and 2012, was $8.1 billion and $8.3 billion, respectively.